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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number: _________
         This Amendment (Check only one.): /  / is a restatement.
                                           /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Blackstone Group L.P.
Address:          345 Park Avenue
                  New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert L. Friedman
Title:            Authorized Person
Phone:            (212) 583-5000

Signature, Place, and Date of Signing:

/s/ Robert L. Friedman             New York, NY         August 14, 2008
----------------------             ------------         ---------------
[Signature]                        [City, State]             [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     73
Form 13F Information Table Value Total:     $4,452,626 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  Number   Form 13F File Number                       Name
  ------   --------------------                       ----

    1            28-13113              Blackstone Capital Partners V L.P.


    2            28-12319           Blackstone Kailix Advisors L.L.C.


    3            28-12332                   GSO Capital Partners LP



Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by its two founders, Mr. Stephen A. Schwarzman and Mr. Peter G. Peterson.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                         FOR QUARTER ENDED JUNE 30, 2008


-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    CUSIP    Value (x     Shrs or prn  SH/  Put/  Investment  Other      Voting
                                                            $1000)         amt      PRN  Call  Discretion Managers   Authority
                                                                                                                   Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY
   CORP DELAWA                 COM             00766T100     $16,265      500,000    SH           SOLE      3     500,000
-----------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC             SPONSORED ADR   009411109        $790       54,675    SH           SOLE             54,675
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES INC     COM             01741R102     $71,136    1,200,000    SH           SOLE      2   1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC    COM             02076X102    $271,154    2,600,000    SH           SOLE      2   2,600,000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP     COM             018581108    $138,867    2,455,648    SH           SOLE      1   2,455,648
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDS INC          COM PAR$.01NEW  019589308    $604,585   47,906,868    SH           SOLE         47,906,868
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORP    COM NEW         03822W406     $16,050    1,874,998    SH           SOLE      2   1,874,998
-----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC                IP MSCI IND 36  06739F291        $320        6,100    SH           SOLE              6,100
-----------------------------------------------------------------------------------------------------------------------------------
BHP BILLITON PLC               SPONSORED ADR   088606108    $140,564    1,650,000    SH           SOLE      2   1,650,000
-----------------------------------------------------------------------------------------------------------------------------------
CKE RESTAURANTS INC            COM             12561E105     $23,138    1,855,500    SH           SOLE      3   1,855,500
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC LTD                      SPONSORED ADR   126132109      $1,223        7,050    SH           SOLE              7,050
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                   COM NEW         131347304     $55,736    2,470,557    SH           SOLE          2,470,557
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                   COM NEW         131347304     $24,816    1,100,000    SH           SOLE      3   1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
CARAUSTAR INDS INC             COM             140909102         $18        6,100    SH           SOLE              6,100
-----------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109        $226        3,350    SH           SOLE              3,350
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    CUSIP    Value (x     Shrs or prn  SH/  Put/  Investment  Other        Voting
                                                            $1000)         amt      PRN  Call  Discretion Managers     Authority
                                                                                                                    Sole Share None
-----------------------------------------------------------------------------------------------------------------------------------
CHINA PETE & CHEM CORP         SPON ADR H SHS  16941R108       $411        4,429    SH           SOLE               4,429
-----------------------------------------------------------------------------------------------------------------------------------
CITADEL BROADCASTING CORP      COM             17285T106     $7,320    6,000,000    SH           SOLE      2    6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
DANA HOLDING CORP              COM             235825205    $13,339    2,493,349    SH           SOLE           2,493,349
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL        COM NEW         247361702    $28,500    5,000,000    SH           SOLE      2    5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV GROUP INC              COM             25459L106    $25,910    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
DR PEPPER SNAPPLE GROUP INC    COM             26138E109    $31,470    1,500,000    SH           SOLE      2    1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
EXCO RESOURCES INC             COM             269279402    $36,910    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
EAGLE ROCK ENERGY PARTNERS L   UNIT            26985R104    $15,512      948,141    SH           SOLE      3      948,141
-----------------------------------------------------------------------------------------------------------------------------------
FBR CAPITAL MARKETS CORP       COM             30247C301       $561      111,500    SH           SOLE      3      111,500
-----------------------------------------------------------------------------------------------------------------------------------
FIFTH STREET FINANCE CORP      COM             31678A103     $2,573      250,000    SH           SOLE      2      250,000
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                        COM             31787A101    $11,900   10,000,000    SH           SOLE      2   10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FORDING CDN COAL TR            TR UNIT         345425102   $119,513    1,250,000    SH           SOLE      2    1,250,000
-----------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD             SHS NEW         G36535139    $73,150    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
FRIEDMAN BILLINGS RAMSEY GRO   CL A            358434108       $285      190,000    SH           SOLE      3      190,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MLS INC                COM             370334104    $66,847    1,100,000    SH           SOLE      2    1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA GULF CORP              COM PAR $0.01   373200203     $1,521      524,450    SH           SOLE             524,450
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA GULF CORP              COM PAR $0.01   373200203     $3,206    1,105,450    SH           SOLE      3    1,105,450
-----------------------------------------------------------------------------------------------------------------------------------
HARMAN INTL INDS INC           COM             413086109    $37,251      900,000    SH           SOLE      2      900,000
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    CUSIP    Value (x     Shrs or prn  SH/  Put/  Investment  Other      Voting
                                                            $1000)         amt      PRN  Call  Discretion Managers   Authority
                                                                                                                  Sole Share None
-----------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                    COM             436440101    $21,800    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED INNOVATIONS IN   COM             46126P106    $33,170    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                    MSCI TAIWAN     464286731       $338       23,800    SH           SOLE              23,800
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                    MSCI SINGAPORE  464286673       $137       11,000    SH           SOLE              11,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                    MSCI S KOREA    464286772       $134        2,600    SH           SOLE               2,600
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     FTSE XNHUA IDX  464287184       $171        1,300    SH           SOLE               1,300
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     DJ HOME CONSTN  464288752     $4,289      300,000    SH           SOLE      3      300,000
-----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                    CL A            526057104     $2,468      200,000    SH           SOLE      3      200,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW         CAP COM SER A   53071M302     $7,776      539,994    SH           SOLE      3      539,994
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW         ENT COM SER A   53071M500    $52,336    2,159,976    SH           SOLE      3    2,159,976
-----------------------------------------------------------------------------------------------------------------------------------
LODGIAN INC                    COM PAR $.01    54021P403    $10,390    1,326,909    SH           SOLE           1,326,909
-----------------------------------------------------------------------------------------------------------------------------------
LORILLARD INC                  COM             544147101   $117,572    1,700,000    SH           SOLE      2    1,700,000
-----------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE                     COM             552953101    $50,835    1,500,000    SH           SOLE      2    1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY ASIA PAC FD I   COM             61744U106       $612       34,967    SH           SOLE              34,967
-----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                      COM             61945A107   $137,465      950,000    SH           SOLE      2      950,000
-----------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC                SPONSORED ADR   64110W102       $491       22,700    SH           SOLE              22,700
-----------------------------------------------------------------------------------------------------------------------------------
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107       $421        7,200    SH           SOLE               7,200
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW         629377508    $40,755      950,000    SH           SOLE      3      950,000
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    CUSIP    Value (x     Shrs or prn  SH/  Put/  Investment  Other      Voting
                                                            $1000)         amt      PRN  Call  Discretion Managers   Authority
                                                                                                                  Sole Share None
-----------------------------------------------------------------------------------------------------------------------------------
OLIN CORP (a)                  COM PAR $1      680665205     $5,236      200,000    SH     PU    SOLE             200,000
-----------------------------------------------------------------------------------------------------------------------------------
ORBITZ WORLDWIDE INC           COM             68557K109   $230,567   46,021,327    SH           SOLE      1   46,021,327
-----------------------------------------------------------------------------------------------------------------------------------
OSG AMER L P                   COM UNIT LPI    671028108     $6,825      500,000    SH           SOLE      2      500,000
-----------------------------------------------------------------------------------------------------------------------------------
OVERSEAS SHIPHOLDING GROUP I   COM             690368105    $13,003      163,516    SH           SOLE      2      163,516
-----------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP                    COM             695257105    $21,230    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
PATRIOT COAL CORP              COM             70336T104   $114,968      750,000    SH           SOLE      2      750,000
-----------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD              SPONSORED ADR   71646E100       $689        5,345    SH           SOLE               5,345
-----------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC           COM             73755L107   $182,856      800,000    SH           SOLE      2      800,000
-----------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS CORP       COM             740189105    $96,370    1,000,000    SH           SOLE      2    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC              COM NEW         741503403    $75,049      650,000    SH           SOLE      2      650,000
-----------------------------------------------------------------------------------------------------------------------------------
ROCKWOOD HLDGS INC             COM             774415103   $100,701    2,893,700    SH           SOLE      2    2,893,700
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR (b)                    UNIT SER 1      78462F103   $217,566    1,700,000    SH     PU    SOLE      3    1,700,000
-----------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC           COM             80007P307    $71,756    1,111,111    SH           SOLE      3    1,111,111
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC              COM             879868107    $22,540    2,000,000    SH           SOLE      2    2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                COM             887317105       $962       65,000    SH           SOLE              65,000
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                COM             887317105    $14,800    1,000,000    SH           SOLE      3    1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TRANS1 INC                     COM             89385X105     $1,884      125,000    SH           SOLE      2      125,000
-----------------------------------------------------------------------------------------------------------------------------------
TRW AUTOMOTIVE HLDGS CORP      COM             87264S106   $850,733   46,060,285    SH           SOLE          46,060,285
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class    CUSIP    Value (x     Shrs or prn  SH/  Put/  Investment  Other      Voting
                                                            $1000)         amt      PRN  Call  Discretion Managers   Authority
                                                                                                                  Sole Share None
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MOBILE USA INC          CL A            92769R108     $2,062      750,000    SH           SOLE      2      750,000
-----------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO                COM             962166104    $92,052    1,800,000    SH           SOLE      2    1,800,000
-----------------------------------------------------------------------------------------------------------------------------------
YRC WORLDWIDE INC              COM             984249102     $8,550      575,000    SH           SOLE      2      575,000
-----------------------------------------------------------------------------------------------------------------------------------

(a) In the 13F-HR for the quarter ended March 31, 2008, the market value and share number for this position were incorrect and should have been reported as $3,952 (in thousands) and 200,000, respectively.

(b)  Includes two series of SPDR Series Trust put options.